Fair Value Measurements (Details 3) - EPB 002	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 740,865,520	$ 719,345,268
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	37,398,660	44,734,899	$ 58,804,641
Level 3 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 37,342,657	$ 44,652,844	58,725,459
Level 3 | Investment Contract | Measurement Input, Risk Free Interest Rate
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Measurement Input	0.030	0.030
Level 3 | Annuity
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 56,003	$ 82,055	$ 79,182
Level 3 | Annuity | Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Range of Significant Input Values	4.00%	4.00%
Level 3 | Annuity | Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Range of Significant Input Values	6.00%	6.00%